14. Contract asset (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets, beginning		R$ 10,387,715
Additions		3,188,943	R$ 0	R$ 0
Contract renewal		0
Transfers of works	[1]	(6,168,710)
Contract assets, ending		7,407,948	10,387,715
Agreements - equity value
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets, beginning		1,303,552
Additions		367,199
Contract renewal		(284,856)
Transfers of works	[1]	(475,481)
Contract assets, ending		910,414	1,303,552
Agreements - economic value
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets, beginning		233,361
Additions		111,703
Contract renewal		0
Transfers of works	[1]	(96,676)
Contract assets, ending		248,388	233,361
Program contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets, beginning		1,809,257
Additions		806,554
Contract renewal		284,856
Transfers of works	[1]	(676,695)
Contract assets, ending		2,223,972	1,809,257
Services contracts - São Paulo
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets, beginning		6,733,732
Additions		1,788,210
Contract renewal		0
Transfers of works	[1]	(4,867,158)
Contract assets, ending		3,654,784	6,733,732
Software license
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets, beginning		533
Additions		52,183
Contract renewal		0
Transfers of works	[1]	(52,700)
Contract assets, ending		16	533
Inventories
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets, beginning		298,340
Additions		63,075
Contract renewal		0
Transfers of works	[1]	0
Contract assets, ending		361,415	298,340
Advance to suppliers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets, beginning		8,940
Additions		19
Contract renewal		0
Transfers of works	[1]	0
Contract assets, ending		R$ 8,959	R$ 8,940

[1]	Work in progress transferred from contract asset to intangible asset.